UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7885

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced S&P 500 Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                  Shares
Industry                                            Held  Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.3%                        51,700  Boeing Co.                                                  $   4,076,545
                                                  11,300  General Dynamics Corp.                                            809,871
                                                  70,800  Honeywell International, Inc.                                   2,895,720
                                                     800  L-3 Communications Holdings, Inc.                                  62,664
                                                  14,500  Lockheed Martin Corp.                                           1,247,870
                                                  34,000  Northrop Grumman Corp.                                          2,314,380
                                                  18,300  Raytheon Co.                                                      878,583
                                                   7,000  Rockwell Collins, Inc.                                            383,880
                                                                                                                      -------------
                                                                                                                         12,669,513
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight                                        9,100  FedEx Corp.                                                       988,988
& Logistics - 1.0%                                64,300  United Parcel Service, Inc. Class B                             4,625,742
                                                                                                                      -------------
                                                                                                                          5,614,730
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                   16,013  Southwest Airlines Co.                                            266,777
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                             7,300  The Goodyear Tire & Rubber Co. (a)                                105,850
                                                   3,900  Johnson Controls, Inc.                                            279,786
                                                                                                                      -------------
                                                                                                                            385,636
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                                76,900  Ford Motor Co.                                                    622,121
                                                  16,800  General Motors Corp.                                              558,768
                                                  11,000  Harley-Davidson, Inc.                                             690,250
                                                                                                                      -------------
                                                                                                                          1,871,139
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.0%                                   3,000  The Coca-Cola Co.                                                 134,040
                                                  50,800  Constellation Brands, Inc. Class A (a)                          1,462,024
                                                      12  Molson Coors Brewing Co. Class B                                      827
                                                  62,210  PepsiCo, Inc.                                                   4,059,825
                                                                                                                      -------------
                                                                                                                          5,656,716
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.6%                              68,780  Amgen, Inc. (a)                                                 4,919,833
                                                  38,410  Biogen Idec, Inc. (a)                                           1,716,159
                                                  23,100  Genzyme Corp. (a)                                               1,558,557
                                                  31,800  Medimmune, Inc. (a)                                               928,878
                                                                                                                      -------------
                                                                                                                          9,123,427
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.3%                          65,200  Masco Corp.                                                     1,787,784
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.3%                             2,600  Ameriprise Financial, Inc.                                        121,940
                                                  31,600  The Bank of New York Co., Inc.                                  1,114,216
                                                   2,600  The Bear Stearns Cos., Inc.                                       364,260
                                                 126,600  The Charles Schwab Corp.                                        2,266,140
                                                  57,200  E*Trade Financial Corp. (a)(d)                                  1,368,224
                                                   3,850  Franklin Resources, Inc.                                          407,138
                                                  23,500  Janus Capital Group, Inc.                                         463,420
                                                  17,000  Mellon Financial Corp.                                            664,700
                                                  50,600  Morgan Stanley                                                  3,689,246
                                                   1,300  Northern Trust Corp.                                               75,959
                                                   7,900  State Street Corp.                                                492,960
                                                  42,700  T. Rowe Price Group, Inc.                                       2,043,195
                                                                                                                      -------------
                                                                                                                         13,071,398
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.1%                                   3,700  Air Products & Chemicals, Inc.                                    245,569
                                                   2,900  Ashland, Inc.                                                     184,962
                                                   3,400  Eastman Chemical Co.                                              183,668
                                                  51,900  Monsanto Co.                                                    2,439,819
                                                  14,100  PPG Industries, Inc.                                              945,828
                                                  38,600  Praxair, Inc.                                                   2,283,576
                                                                                                                      -------------
                                                                                                                          6,283,422
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.3%                            6,400  AmSouth Bancorp                                                   185,856
                                                  14,225  BB&T Corp.                                                        622,771
                                                   6,700  Comerica, Inc.                                                    381,364

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                  Shares
Industry                                            Held  Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   5,318  Compass Bancshares, Inc.                                    $     303,020
                                                  13,534  Fifth Third Bancorp                                               515,375
                                                  10,100  Huntington Bancshares, Inc.                                       241,693
                                                   4,900  Interchange Financial Services Corp.                              110,838
                                                   6,900  KeyCorp                                                           258,336
                                                  14,300  M&T Bank Corp.                                                  1,715,428
                                                  14,400  Marshall & Ilsley Corp.                                           693,792
                                                  15,567  National City Corp.                                               569,752
                                                  66,978  North Fork Bancorp., Inc.                                       1,918,250
                                                  12,102  PNC Financial Services Group, Inc. (b)                            876,669
                                                  18,695  Regions Financial Corp.                                           687,789
                                                     200  State National Bancshares, Inc.                                     7,598
                                                  33,700  SunTrust Banks, Inc.                                            2,604,336
                                                   1,000  Synovus Financial Corp.                                            29,370
                                                   9,155  Texas Regional Bancshares, Inc. Class A                           352,010
                                                  61,954  U.S. Bancorp                                                    2,058,112
                                                  59,524  Wachovia Corp. (d)                                              3,321,439
                                                 178,510  Wells Fargo & Co.                                               6,458,492
                                                                                                                      -------------
                                                                                                                         23,912,290
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services                                  100  Allied Waste Industries, Inc. (a)                                   1,127
& Supplies - 0.6%                                  4,500  Avery Dennison Corp.                                              270,765
                                                  25,655  NCO Group, Inc. (a)                                               672,674
                                                   8,900  RR Donnelley & Sons Co.                                           293,344
                                                  21,900  Robert Half International, Inc.                                   743,943
                                                  11,800  Waste Management, Inc.                                            432,824
                                                  14,663  West Corp. (a)                                                    708,223
                                                                                                                      -------------
                                                                                                                          3,122,900
-----------------------------------------------------------------------------------------------------------------------------------
Communications                                    16,900  Avaya, Inc. (a)                                                   193,336
Equipment - 2.9%                                      14  Ciena Corp. (a)                                                       382
                                                 296,300  Cisco Systems, Inc. (a)(d)                                      6,814,900
                                                   8,300  Comverse Technology, Inc. (a)                                     177,952
                                                 101,900  Corning, Inc. (a)                                               2,487,379
                                                   9,100  Juniper Networks, Inc. (a)                                        157,248
                                                 119,600  Lucent Technologies, Inc. (a)                                     279,864
                                                 144,803  Motorola, Inc.                                                  3,620,075
                                                  61,400  QUALCOMM, Inc.                                                  2,231,890
                                                  18,405  Tellabs, Inc. (a)                                                 201,719
                                                                                                                      -------------
                                                                                                                         16,164,745
-----------------------------------------------------------------------------------------------------------------------------------
Computers                                          6,000  Apple Computer, Inc. (a)                                          462,180
& Peripherals - 3.0%                             138,800  Dell, Inc. (a)                                                  3,170,192
                                                  96,908  EMC Corp. (a)                                                   1,160,958
                                                 147,107  Hewlett-Packard Co.                                             5,397,356
                                                  58,247  International Business Machines Corp.                           4,772,759
                                                   4,300  Lexmark International, Inc. Class A (a)                           247,938
                                                   7,500  NCR Corp. (a)                                                     296,100
                                                  15,300  Network Appliance, Inc. (a)                                       566,253
                                                   6,600  QLogic Corp. (a)                                                  124,740
                                                   4,300  Sandisk Corp. (a)                                                 230,222
                                                 102,500  Sun Microsystems, Inc. (a)                                        509,425
                                                                                                                      -------------
                                                                                                                         16,938,123
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.8%                           77,700  American Express Co.                                            4,357,416
                                                     934  Capital One Financial Corp.                                        73,468
                                                                                                                      -------------
                                                                                                                          4,430,884
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                  Shares
Industry                                            Held  Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Containers                                         4,300  Ball Corp.                                                  $     173,935
& Packaging - 0.1%                                 5,800  Pactiv Corp. (a)                                                  164,836
                                                                                                                      -------------
                                                                                                                            338,771
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                               4,331  Alderwoods Group, Inc. (a)                                         85,883
Services - 0.1%                                   13,500  H&R Block, Inc.                                                   293,490
                                                                                                                      -------------
                                                                                                                            379,373
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                            117,466  Bank of America Corp.                                           6,292,654
Services - 4.7%                                      800  Chicago Mercantile Exchange Holdings, Inc.                        382,600
                                                 196,513  Citigroup, Inc. (d)                                             9,760,801
                                                 173,663  JPMorgan Chase & Co.                                            8,155,214
                                                  27,100  Moody's Corp.                                                   1,771,798
                                                                                                                      -------------
                                                                                                                         26,363,067
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                                      116,635  AT&T, Inc. (d)                                                  3,797,636
Telecommunication                                102,600  BellSouth Corp.                                                 4,386,150
Services - 2.5%                                   13,300  Citizens Communications Co.                                       186,732
                                                     452  Embarq Corp.                                                       21,863
                                                 160,300  Qwest Communications International Inc. (a)                     1,397,816
                                                 109,540  Verizon Communications, Inc.                                    4,067,220
                                                                                                                      -------------
                                                                                                                         13,857,417
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.0%                          6,700  Allegheny Energy, Inc. (a)                                        269,139
                                                  16,200  American Electric Power Co., Inc.                                 589,194
                                                  13,400  Edison International                                              557,976
                                                  29,324  Exelon Corp.                                                    1,775,275
                                                  11,176  FPL Group, Inc.                                                   502,920
                                                  55,000  PPL Corp.                                                       1,809,500
                                                                                                                      -------------
                                                                                                                          5,504,004
-----------------------------------------------------------------------------------------------------------------------------------
Electrical                                         7,000  American Power Conversion Corp.                                   153,720
Equipment - 0.6%                                   3,800  Cooper Industries Ltd. Class A                                    323,836
                                                  34,200  Emerson Electric Co.                                            2,868,012
                                                   2,000  Rockwell Automation, Inc.                                         116,200
                                                                                                                      -------------
                                                                                                                          3,461,768
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment                              17,500  Agilent Technologies, Inc. (a)                                    572,075
& Instruments - 0.2%                              11,491  Excel Technology, Inc. (a)                                        340,019
                                                   7,300  Jabil Circuit, Inc.                                               208,561
                                                  21,900  Sanmina-SCI Corp. (a)                                              81,906
                                                  37,600  Solectron Corp. (a)                                               122,576
                                                                                                                      -------------
                                                                                                                          1,325,137
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment                                  56,200  BJ Services Co.                                                 1,693,306
& Services - 1.1%                                 61,400  Halliburton Co. (d)                                             1,746,830
                                                  16,700  Maverick Tube Corp. (a)                                         1,082,661
                                                   2,400  Nabors Industries Ltd. (a)                                         71,400
                                                  23,700  Rowan Cos., Inc.                                                  749,631
                                                   9,000  Smith International, Inc.                                         349,200
                                                   8,900  Transocean, Inc. (a)                                              651,747
                                                                                                                      -------------
                                                                                                                          6,344,775
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples                                    24,600  CVS Corp.                                                         790,152
Retailing - 0.8%                                      13  SUPERVALU Inc.                                                        385
                                                  66,800  SYSCO Corp.                                                     2,234,460
                                                   8,700  Safeway, Inc.                                                     264,045
                                                  26,005  Wal-Mart Stores, Inc.                                           1,282,567
                                                                                                                      -------------
                                                                                                                          4,571,609
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.0%                              53,700  Archer-Daniels-Midland Co.                                      2,034,156
                                                   2,138  Campbell Soup Co.                                                  78,037

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                  Shares
Industry                                            Held  Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   6,000  ConAgra Foods, Inc.                                         $     146,880
                                                  42,100  General Mills, Inc.                                             2,382,860
                                                  25,600  McCormick & Co., Inc.                                             972,288
                                                   7,500  Sara Lee Corp.                                                    120,525
                                                                                                                      -------------
                                                                                                                          5,734,746
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                             55,400  Baxter International, Inc.                                      2,518,484
& Supplies - 1.1%                                 15,300  Becton Dickinson & Co.                                          1,081,251
                                                       7  Boston Scientific Corp. (a)                                           104
                                                 117,100  Encore Medical Corp. (a)                                          737,730
                                                  27,400  Zimmer Holdings, Inc. (a)                                       1,849,500
                                                                                                                      -------------
                                                                                                                          6,187,069
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                             28,700  Aetna, Inc.                                                     1,135,085
& Services - 2.9%                                 15,400  AmerisourceBergen Corp.                                           696,080
                                                  22,355  Cardinal Health, Inc.                                           1,469,618
                                                       9  Caremark Rx, Inc.                                                     510
                                                  12,000  Cigna Corp.                                                     1,395,840
                                                  67,601  HCA, Inc.                                                       3,372,614
                                                  14,300  Health Management Associates, Inc. Class A                        298,870
                                                  22,600  Humana, Inc. (a)                                                1,493,634
                                                  33,900  McKesson Corp.                                                  1,787,208
                                                      16  Medco Health Solutions, Inc. (a)                                      962
                                                 121,600  Tenet Healthcare Corp. (a)                                        989,824
                                                  61,213  UnitedHealth Group, Inc.                                        3,011,680
                                                   5,657  WellPoint, Inc. (a)                                               435,872
                                                                                                                      -------------
                                                                                                                         16,087,797
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants                                3,930  Aztar Corp. (a)                                                   208,329
& Leisure - 2.3%                                  46,227  Carnival Corp.                                                  2,174,056
                                                  16,198  Hilton Hotels Corp.                                               451,114
                                                  38,400  International Game Technology (d)                               1,593,600
                                                  38,500  Intrawest Corp.                                                 1,329,790
                                                  27,100  Marriott International, Inc. Class A                            1,047,144
                                                  41,500  McDonald's Corp.                                                1,623,480
                                                  14,222  Ryan's Restaurant Group, Inc. (a)                                 225,703
                                                  66,800  Starbucks Corp. (a)                                             2,274,540
                                                  11,700  Starwood Hotels & Resorts Worldwide, Inc.                         669,123
                                                  19,000  Wyndham Worldwide Corp. (a)                                       531,430
                                                  11,200  Yum! Brands, Inc.                                                 582,960
                                                                                                                      -------------
                                                                                                                         12,711,269
-----------------------------------------------------------------------------------------------------------------------------------
Household                                         21,500  Centex Corp.                                                    1,131,330
Durables - 0.8%                                    2,100  DR Horton, Inc.                                                    50,295
                                                   7,500  Leggett & Platt, Inc.                                             187,725
                                                     599  Lennar Corp. Class A                                               27,105
                                                  60,400  Newell Rubbermaid, Inc. (d)                                     1,710,528
                                                  36,600  Pulte Homes, Inc.                                               1,166,076
                                                                                                                      -------------
                                                                                                                          4,273,059
-----------------------------------------------------------------------------------------------------------------------------------
Household                                         44,700  Colgate-Palmolive Co.                                           2,775,870
Products - 2.4%                                   41,100  Kimberly-Clark Corp.                                            2,686,296
                                                 124,405  The Procter & Gamble Co.                                        7,710,622
                                                                                                                      -------------
                                                                                                                         13,172,788
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.3%                                54,300  Automatic Data Processing, Inc.                                 2,570,562
                                                  14,000  Computer Sciences Corp. (a)                                       687,680
                                                   5,700  Convergys Corp. (a)                                               117,705
                                                  69,800  Electronic Data Systems Corp.                                   1,711,496

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                  Shares
Industry                                            Held  Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                  23,355  First Data Corp.                                            $     980,910
                                                   7,200  Fiserv, Inc. (a)                                                  339,048
                                                  13,700  Paychex, Inc.                                                     504,845
                                                   5,400  Sabre Holdings Corp. Class A                                      126,306
                                                                                                                      -------------
                                                                                                                          7,038,552
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power                                 27,000  The AES Corp. (a)                                                 550,530
Producers & Energy                                12,800  Constellation Energy Group, Inc.                                  757,760
Traders - 0.7%                                    40,400  TXU Corp.                                                       2,525,808
                                                                                                                      -------------
                                                                                                                          3,834,098
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                                       416,000  General Electric Co.                                           14,684,800
Conglomerates - 3.2%                             121,442  Tyco International Ltd.                                         3,399,162
                                                                                                                      -------------
                                                                                                                         18,083,962
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.7%                                  38,500  ACE Ltd.                                                        2,107,105
                                                     100  AMBAC Financial Group, Inc.                                         8,275
                                                  12,600  Aflac, Inc.                                                       576,576
                                                  41,700  The Allstate Corp.                                              2,615,841
                                                 100,975  American International Group, Inc.                              6,690,603
                                                   4,500  Chubb Corp.                                                       233,820
                                                  35,477  Cincinnati Financial Corp.                                      1,705,025
                                                  19,896  Genworth Financial, Inc. Class A                                  696,559
                                                  22,000  Hartford Financial Services Group, Inc.                         1,908,500
                                                   5,865  Lincoln National Corp.                                            364,099
                                                  56,086  Loews Corp.                                                     2,125,659
                                                  56,900  MetLife, Inc. (d)                                               3,225,092
                                                   4,600  Principal Financial Group, Inc.                                   249,688
                                                  44,300  The Progressive Corp.                                           1,087,122
                                                  15,200  Prudential Financial, Inc.                                      1,159,000
                                                   4,900  Safeco Corp.                                                      288,757
                                                  21,829  The St. Paul Travelers Cos., Inc.                               1,023,562
                                                  14,000  UnumProvident Corp.                                               271,460
                                                   2,100  XL Capital Ltd. Class A                                           144,270
                                                                                                                      -------------
                                                                                                                         26,481,013
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software                                 38,700  Click Commerce, Inc. (a)                                          875,394
& Services - 0.9%                                      5  eBay, Inc. (a)                                                        142
                                                   9,138  Google, Inc. Class A (a)                                        3,672,562
                                                  10,100  VeriSign, Inc. (a)                                                204,020
                                                      32  Yahoo!, Inc. (a)                                                      809
                                                                                                                      -------------
                                                                                                                          4,752,927
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment                                  7,100  Hasbro, Inc.                                                      161,525
& Products - 0.1%                                 16,000  Mattel, Inc.                                                      315,200
                                                                                                                      -------------
                                                                                                                            476,725
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools                                7,600  Applera Corp. - Applied Biosystems Group                          251,636
& Services - 0.6%                                 15,200  Fisher Scientific International (a)                             1,189,248
                                                  16,300  PerkinElmer, Inc.                                                 308,559
                                                  39,200  Thermo Electron Corp. (a)                                       1,541,736
                                                                                                                      -------------
                                                                                                                          3,291,179
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 2.1%                                  22,900  Caterpillar, Inc.                                               1,506,820
                                                  30,600  Danaher Corp. (d)                                               2,101,302
                                                  24,800  Deere & Co.                                                     2,080,968
                                                  49,900  Illinois Tool Works, Inc.                                       2,240,510
                                                  47,400  Ingersoll-Rand Co. Class A                                      1,800,252
                                                   4,250  PACCAR, Inc.                                                      242,335
                                                  23,800  Parker Hannifin Corp.                                           1,849,974
                                                                                                                      -------------
                                                                                                                         11,822,161
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                  Shares
Industry                                            Held  Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.5%                                      25,700  Advo, Inc.                                                  $     719,086
                                                  61,648  CBS Corp. Class B                                               1,736,624
                                                   8,400  Clear Channel Communications, Inc. (a)                            242,340
                                                  89,257  Comcast Corp. Class A (a)(d)                                    3,289,120
                                                   9,790  Gannett Co., Inc.                                                 556,366
                                                     136  Interpublic Group of Cos., Inc. (a)                                 1,346
                                                  14,700  The McGraw-Hill Cos., Inc.                                        853,041
                                                  52,900  News Corp. Class A                                              1,039,485
                                                  26,600  News Corp. Class B                                                549,024
                                                   7,000  Omnicom Group                                                     655,200
                                                 251,925  Time Warner, Inc.                                               4,592,593
                                                  70,700  Univision Communications, Inc. Class A (a)                      2,427,838
                                                  19,600  Viacom, Inc. Class B (a)                                          728,728
                                                  73,807  Walt Disney Co.                                                 2,281,374
                                                                                                                      -------------
                                                                                                                         19,672,165
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.1%                            24,600  Alcoa, Inc.                                                       689,784
                                                     100  Allegheny Technologies, Inc.                                        6,219
                                                  25,700  Freeport-McMoRan Copper & Gold, Inc. Class B                    1,368,782
                                                  30,900  Nucor Corp.                                                     1,529,241
                                                  18,300  Phelps Dodge Corp.                                              1,550,010
                                                  19,500  United States Steel Corp.                                       1,124,760
                                                                                                                      -------------
                                                                                                                          6,268,796
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 2.1%                            33,000  Dominion Resources, Inc.                                        2,524,170
                                                  98,524  Duke Energy Corp.                                               2,975,425
                                                   1,800  KeySpan Corp.                                                      74,052
                                                  11,215  NiSource, Inc.                                                    243,814
                                                  21,600  NorthWestern Corp.                                                755,568
                                                  49,100  PG&E Corp.                                                      2,045,015
                                                   9,800  Public Service Enterprise Group, Inc.                             599,662
                                                  12,900  Sempra Energy                                                     648,225
                                                  83,100  Xcel Energy, Inc. (d)                                           1,716,015
                                                                                                                      -------------
                                                                                                                         11,581,946
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.3%                            4,700  Big Lots, Inc. (a)                                                 93,107
                                                  29,200  Dillard's, Inc. Class A                                           955,716
                                                  12,800  Dollar General Corp.                                              174,464
                                                   6,400  Family Dollar Stores, Inc.                                        187,136
                                                  15,770  Federated Department Stores                                       681,422
                                                  27,200  JC Penney Co., Inc.                                             1,860,208
                                                   2,400  Nordstrom, Inc.                                                   101,520
                                                  61,300  Target Corp.                                                    3,386,825
                                                                                                                      -------------
                                                                                                                          7,440,398
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                         40,700  Xerox Corp. (a)                                                   633,292
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                             18,800  Anadarko Petroleum Corp.                                          824,004
Fuels - 7.8%                                      13,500  Apache Corp.                                                      853,200
                                                 114,102  Chevron Corp.                                                   7,400,656
                                                  70,000  ConocoPhillips                                                  4,167,100
                                                  26,490  Devon Energy Corp.                                              1,672,844
                                                   4,400  EOG Resources, Inc.                                               286,220
                                                  28,500  El Paso Corp.                                                     388,740
                                                 266,690  Exxon Mobil Corp.                                              17,894,899
                                                   6,900  Forest Oil Corp. (a)                                              217,971
                                                   8,500  Hess Corp.                                                        352,070
                                                  12,900  Kinder Morgan, Inc.                                             1,352,565

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                  Shares
Industry                                            Held  Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                  14,836  Marathon Oil Corp.                                          $   1,140,888
                                                  14,800  Mariner Energy, Inc. (a)                                          271,876
                                                     300  Murphy Oil Corp.                                                   14,265
                                                  60,404  Occidental Petroleum Corp.                                      2,906,036
                                                   5,400  Sunoco, Inc.                                                      335,826
                                                  41,623  Valero Energy Corp.                                             2,142,336
                                                  24,400  Williams Cos., Inc.                                               582,428
                                                  17,500  XTO Energy, Inc.                                                  737,275
                                                                                                                      -------------
                                                                                                                         43,541,199
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%                     8,356  International Paper Co.                                           289,368
                                                   7,400  MeadWestvaco Corp.                                                196,174
                                                   4,300  Weyerhaeuser Co.                                                  264,579
                                                                                                                      -------------
                                                                                                                            750,121
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                           5,500  Alberto-Culver Co. Class B (a)                                    278,245
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.8%                            69,900  Abbott Laboratories                                             3,394,344
                                                       6  Allergan, Inc.                                                        675
                                                  23,700  Andrx Corp. (a)                                                   578,991
                                                   8,500  Barr Pharmaceuticals, Inc. (a)                                    441,490
                                                  63,809  Johnson & Johnson                                               4,143,756
                                                  22,800  King Pharmaceuticals, Inc. (a)                                    388,284
                                                 121,502  Merck & Co., Inc.                                               5,090,934
                                                  53,000  Mylan Laboratories                                              1,066,890
                                                 350,240  Pfizer, Inc.                                                    9,932,806
                                                  37,000  Watson Pharmaceuticals, Inc. (a)                                  968,290
                                                  13,400  Wyeth                                                             681,256
                                                                                                                      -------------
                                                                                                                         26,687,716
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                     34,600  Archstone-Smith Trust                                           1,883,624
(REITs) - 3.1%                                     4,792  Boston Properties, Inc.                                           495,205
                                                   4,800  Equity Residential                                                242,784
                                                  36,600  Glenborough Realty Trust, Inc.                                    941,718
                                                 100,548  Heritage Property Investment Trust                              3,665,980
                                                  16,907  Host Marriott Corp.                                               387,678
                                                   8,800  Kimco Realty Corp.                                                377,256
                                                  74,019  MortgageIT Holdings, Inc.                                       1,042,188
                                                  19,500  Pan Pacific Retail Properties, Inc.                             1,353,690
                                                  10,000  ProLogis                                                          570,600
                                                   1,004  Public Storage, Inc.                                               86,334
                                                  87,400  Saxon Capital, Inc.                                             1,227,096
                                                   9,590  Simon Property Group, Inc.                                        869,046
                                                  78,200  Trizec Properties, Inc.                                         2,260,762
                                                  17,200  Vornado Realty Trust                                            1,874,800
                                                                                                                      -------------
                                                                                                                         17,278,761
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                          42,550  Realogy Corp. (a)                                                 971,330
Development - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.0%                                 9,800  Burlington Northern Santa Fe Corp.                                719,712
                                                  57,600  CSX Corp.                                                       1,891,008
                                                   8,700  Norfolk Southern Corp.                                            383,235
                                                  28,100  Union Pacific Corp.                                             2,472,800
                                                                                                                      -------------
                                                                                                                          5,466,755
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                    30,839  ADE Corp. (a)                                                     987,464
Equipment - 2.9%                                  53,815  ATI Technologies, Inc. (a)                                      1,154,331
                                                      45  Advanced Micro Devices, Inc. (a)                                    1,118
                                                  14,700  Altera Corp. (a)                                                  270,186
                                                  14,800  Analog Devices, Inc.                                              434,972

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                  Shares
Industry                                            Held  Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                  71,800  Applied Materials, Inc.                                     $   1,273,014
                                                   8,100  Freescale Semiconductor, Inc. Class A (a)                         308,205
                                                  28,200  Freescale Semiconductor, Inc. Class B (a)                       1,071,882
                                                 307,700  Intel Corp.                                                     6,329,389
                                                   4,600  Kla-Tencor Corp.                                                  204,562
                                                  16,300  LSI Logic Corp. (a)                                               133,986
                                                   1,600  Linear Technology Corp.                                            49,792
                                                  29,700  Micron Technology, Inc. (a)                                       516,780
                                                   3,200  National Semiconductor Corp.                                       75,296
                                                   5,200  Novellus Systems, Inc. (a)                                        143,832
                                                   7,100  Nvidia Corp. (a)                                                  210,089
                                                  85,700  Texas Instruments, Inc.                                         2,849,525
                                                  14,100  Xilinx, Inc.                                                      309,495
                                                                                                                      -------------
                                                                                                                         16,323,918
-----------------------------------------------------------------------------------------------------------------------------------
Software - 4.1%                                   18,200  Adobe Systems, Inc. (a)                                           681,590
                                                   8,700  BMC Software, Inc. (a)                                            236,814
                                                  15,600  Compuware Corp. (a)                                               121,524
                                                  12,600  Electronic Arts, Inc. (a)                                         701,568
                                                  32,800  Filenet Corp. (a)                                               1,142,424
                                                  27,037  Intergraph Corp. (a)                                            1,159,347
                                                  22,495  Internet Security Systems, Inc. (a)                               624,461
                                                  14,000  Intuit, Inc. (a)                                                  449,260
                                                  49,900  MRO Software, Inc. (a)                                          1,280,933
                                                 411,290  Microsoft Corp.                                                11,240,556
                                                 184,898  Oracle Corp. (a)                                                3,280,091
                                                      40  Parametric Technology Corp. (a)                                       698
                                                  30,900  The Reynolds & Reynolds Co. Class A                             1,220,859
                                                  30,300  Symantec Corp. (a)                                                644,784
                                                                                                                      -------------
                                                                                                                         22,784,909
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.5%                           33,717  AutoNation, Inc. (a)                                              704,685
                                                  44,400  Bed Bath & Beyond, Inc. (a)                                     1,698,744
                                                  35,800  Best Buy Co., Inc. (d)                                          1,917,448
                                                  34,900  Circuit City Stores, Inc.                                         876,339
                                                  85,800  The Gap, Inc.                                                   1,625,910
                                                  75,700  Home Depot, Inc.                                                2,745,639
                                                   4,074  Limited Brands                                                    107,920
                                                  30,047  Michaels Stores, Inc.                                           1,308,246
                                                   5,800  Office Depot, Inc. (a)                                            230,260
                                                   2,900  OfficeMax, Inc.                                                   118,146
                                                  31,000  Petco Animal Supplies, Inc. (a)                                   887,840
                                                   5,500  RadioShack Corp.                                                  106,150
                                                  73,716  Rent-Way, Inc. (a)                                                773,281
                                                   4,600  The Sherwin-Williams Co.                                          256,588
                                                  18,000  Staples, Inc.                                                     437,940
                                                   8,500  TJX Cos., Inc.                                                    238,255
                                                                                                                      -------------
                                                                                                                         14,033,391
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                                4,600  Jones Apparel Group, Inc.                                         149,224
Luxury Goods - 0.4%                                5,800  Liz Claiborne, Inc.                                               229,158
                                                  23,200  VF Corp.                                                        1,692,440
                                                                                                                      -------------
                                                                                                                          2,070,822
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.9%                 97,794  Commercial Capital Bancorp, Inc.                                1,558,836
                                                  63,900  Fannie Mae                                                      3,572,649
                                                  22,720  Freddie Mac                                                     1,507,018


Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                  Shares
Industry                                            Held  Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                  34,877  Golden West Financial Corp.                                 $   2,694,248
                                                  30,855  Washington Mutual, Inc.                                         1,341,267
                                                                                                                      -------------
                                                                                                                         10,674,018
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.5%                                   103,833  Altria Group, Inc.                                              7,948,416
                                                   6,600  UST, Inc.                                                         361,878
                                                                                                                      -------------
                                                                                                                          8,310,294
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                        10,433  Alltel Corp.                                                      579,031
Services - 0.1%                                       49  Sprint Nextel Corp.                                                   840
                                                                                                                      -------------
                                                                                                                            579,871
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Common Stocks (Cost - $457,907,038) - 95.5%             532,740,697
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Exchange-Traded Funds (e)
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                                200  Midcap SPDR Trust Series 1                                         27,558
Services - 1.2%                                   48,820  SPDR Trust Series 1 (d)                                         6,520,399
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Exchange-Traded Funds (Cost - $6,288,381) - 1.2%          6,547,957
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%                 1,716  Hess Corp., 7% (c)                                                178,567
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Preferred Stocks (Cost - $120,463) - 0.0%                   178,567
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Face
                                                  Amount  Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%                        $    475,000  Genzyme Corp., 1.25% due 12/01/2023 (c)                           520,125
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%                  291,000  Tyco International Group SA, 3.125% due 1/15/2023 (c)             383,029
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Fixed Income Securities (Cost - $927,982) - 0.2%            903,154
-----------------------------------------------------------------------------------------------------------------------------------

                                              Beneficial
                                                Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                            $ 13,705,934  BlackRock Liquidity Series,
                                                          LLC Cash Sweep Series I, 5.18% (b)(f)                          13,705,934
                                              30,345,850  BlackRock Liquidity Series,
                                                          LLC Money Market Series, 5.33% (b)(f)(g)                       30,345,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Short-Term Securities (Cost - $44,051,784) - 7.8%        44,051,784
-----------------------------------------------------------------------------------------------------------------------------------

                                               Number of
                                               Contracts  Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased                                17  Hess Corp., expiring October 2006 at USD 50                            85
                                                      12  Nabors Industries Ltd., expiring October 2006 at USD 32.5             120
-----------------------------------------------------------------------------------------------------------------------------------
Put Options Purchased                                 20  FedEx Corp., expiring October 2006 at USD 85                          100
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Options Purchased (Premiums Paid - $1,529) - 0.0%               305
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments (Cost - $509,297,177) - 104.7%              584,422,464
-----------------------------------------------------------------------------------------------------------------------------------

                                               Number of
                                               Contracts  Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                  17  Advanced Micro Devices, Inc., expiring October 2006 at
                                                          USD 25                                                             (2,465)
                                                      20  American Power Conversion Corp., expiring
                                                          October 2006 at USD 22.5                                           (1,720)
                                                       9  Amgen, Inc., expiring October 2006 at USD 75                         (270)
                                                       5  Apache Corp., expiring October 2006 at USD 60                      (1,950)
                                                      12  Apple Computer, Inc., expiring October 2006 at USD 72.5            (7,356)
                                                      20  BJ Services Co., expiring October 2006 at USD 30                   (2,420)
                                                      17  The Bear Stearns Cos., Inc., expiring October 2006 at
                                                          USD 145                                                            (1,615)
                                                      17  Best Buy Co., Inc., expiring October 2006 at USD 52.5              (3,910)
                                                       5  Caterpillar, Inc., expiring October 2006 at USD 62.5               (2,100)
                                                      35  Circuit City Stores, Inc., expiring October 2006 at USD 25         (3,150)

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                               Number of
                                               Contracts  Options Written                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       7  ConocoPhillips, expiring October 2006 at USD 60             $        (945)
                                                      15  DR Horton, Inc., expiring October 2006 at USD 22.5                 (4,050)
                                                       8  Deere & Co., expiring October 2006 at USD 85                       (1,640)
                                                      20  Devon Energy Corp., expiring October 2006 at USD 65                (3,000)
                                                       9  EOG Resources, Inc., expiring October 2006 at USD 65               (2,475)
                                                      32  Electronic Arts, Inc., expiring October 2006 at USD 55             (6,880)
                                                       5  FedEx Corp., expiring October 2006 at USD 115                        (150)
                                                       6  Franklin Resources, Inc., expiring October 2006 at USD 110           (420)
                                                       7  Freeport-McMoRan Copper & Gold, Inc. Class B,
                                                          expiring October 2006 at USD 50                                    (3,150)
                                                      13  General Motors Corp., expiring October 2006 at USD 32.5            (2,275)
                                                      11  Genzyme Corp., expiring October 2006 at USD 70                     (1,100)
                                                      24  The Goodyear Tire & Rubber Co., expiring
                                                          October 2006 at USD 15                                               (960)
                                                      10  Hess Corp., expiring October 2006 at USD 45                          (450)
                                                       9  Humana, Inc., expiring October 2006 at USD 70                        (315)
                                                      21  Kla-Tencor Corp., expiring October 2006 at USD 47.5                  (966)
                                                      11  Marathon Oil Corp., expiring October 2006 at USD 75                (4,070)
                                                      17  Nabors Industries Ltd., expiring October 2006 at USD 30            (1,360)
                                                      25  Network Appliance, Inc., expiring October 2006 at USD 37.5         (2,375)
                                                       8  Nordstrom, Inc., expiring October 2006 at USD 45                     (280)
                                                      13  Norfolk Southern Corp., expiring October 2006 at USD 45            (1,105)
                                                      19  Novellus Systems, Inc., expiring October 2006 at USD 30              (475)
                                                      11  Nucor Corp., expiring October 2006 at USD 47.5                     (3,410)
                                                       7  Parker Hannifin Corp., expiring October 2006 at USD 80               (805)
                                                       7  Phelps Dodge Corp., expiring October 2006 at USD 85                (2,170)
                                                       7  Phelps Dodge Corp., expiring October 2006 at USD 90                  (910)
                                                      11  Rowan Cos., Inc., expiring October 2006 at USD 30                  (2,420)
                                                      18  The Sherwin-Williams Co., expiring October 2006 at USD 55          (4,140)
                                                       8  Starwood Hotels & Resorts Worldwide, Inc.,
                                                          expiring October 2006 at USD 60                                      (520)
                                                      10  Sunoco, Inc., expiring October 2006 at USD 65                      (1,200)
                                                       7  TXU Corp., expiring October 2006 at USD 65                           (560)
                                                      11  Transocean, Inc., expiring October 2006 at USD 75                  (1,870)
                                                       9  Union Pacific Corp., expiring October 2006 at USD 85               (3,960)
                                                      16  United States Steel Corp., expiring October 2006 at USD 60         (2,160)
                                                      15  Valero Energy Corp., expiring October 2006 at USD 55                 (825)
                                                      11  Yum! Brands, Inc., expiring October 2006 at USD 55                   (440)
                                                                                                                      -------------
                                                                                                                            (90,787)
-----------------------------------------------------------------------------------------------------------------------------------
Put Options Written                                   17  American Standard Cos., Inc., expiring October 2006 at
                                                          USD 40                                                               (935)
                                                      12  Apollo Group, Inc. Class A, expiring October 2006 at
                                                          USD 60                                                               (720)
                                                       8  Apple Computer, Inc., expiring October 2006 at USD 72.5            (1,152)
                                                       1  Ashland, Inc., expiring October 2006 at USD 60                        (35)
                                                      42  BJ Services Co., expiring October 2006 at USD 30                   (4,200)
                                                      23  Baker Hughes, Inc., expiring October 2006 at USD 65                (2,185)
                                                       5  The Bear Stearns Cos., Inc., expiring October 2006 at
                                                          USD 135                                                              (650)
                                                      11  Best Buy Co., Inc., expiring October 2006 at USD 52.5              (1,155)
                                                      11  Black & Decker Corp., expiring October 2006 at USD 75                (440)
                                                      15  Caterpillar, Inc., expiring October 2006 at USD 62.5                 (975)
                                                      19  Centex Corp., expiring October 2006 at USD 50                      (1,425)
                                                       6  Cigna Corp., expiring October 2006 at USD 110                        (570)
                                                      10  ConocoPhillips, expiring October 2006 at USD 55                      (250)
                                                       7  DR Horton, Inc., expiring October 2006 at USD 22.5                   (245)

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                               Number of
                                               Contracts  Options Written                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      14  Devon Energy Corp., expiring October 2006 at USD 65         $      (4,480)
                                                      20  eBay, Inc., expiring October 2006 at USD 25                          (500)
                                                      16  Electronic Arts, Inc., expiring October 2006 at USD 55             (1,792)
                                                      17  Family Dollar Stores, Inc., expiring October 2006 at
                                                          USD 27.5                                                             (340)
                                                      21  Freeport-McMoRan Copper & Gold, Inc. Class B,
                                                          expiring October 2006 at USD 50                                    (1,890)
                                                      11  General Motors Corp., expiring October 2006 at USD 30                (385)
                                                      11  Hess Corp., expiring October 2006 at USD 45                        (4,290)
                                                       1  Lehman Brothers Holdings, Inc., expiring
                                                          October 2006 at USD 70                                                (60)
                                                      16  Linear Technology Corp., expiring October 2006 at USD 30             (800)
                                                      17  Marathon Oil Corp., expiring October 2006 at USD 75                (2,635)
                                                      20  Micron Technology, Inc., expiring October 2006 at USD 17           (1,000)
                                                      40  Monster Worldwide, Inc., expiring October 2006 at USD 35           (3,400)
                                                      22  Murphy Oil Corp., expiring October 2006 at USD 45                  (1,100)
                                                      40  Nabors Industries Ltd., expiring October 2006 at USD 30            (4,400)
                                                       8  National Oilwell Varco, Inc., expiring October 2006 at
                                                          USD 55                                                               (560)
                                                      20  Network Appliance, Inc., expiring October 2006 at USD 35             (800)
                                                      24  Phelps Dodge Corp., expiring October 2006 at USD 77.5              (2,040)
                                                      32  Rowan Cos., Inc., expiring October 2006 at USD 30                  (1,760)
                                                       7  Sears Holdings Corp., expiring October 2006 at USD 150               (910)
                                                      10  The Sherwin-Williams Co., expiring October 2006 at USD 55          (1,400)
                                                      16  TXU Corp., expiring October 2006 at USD 57.5                         (640)
                                                       8  Transocean, Inc., expiring October 2006 at USD 70                    (880)
                                                       5  Union Pacific Corp., expiring October 2006 at USD 85                 (600)
                                                      17  Valero Energy Corp., expiring October 2006 at USD 55               (6,868)
                                                      20  VeriSign, Inc., expiring October 2006 at USD 20                    (2,000)
                                                      10  WW Grainger, Inc., expiring October 2006 at USD 65                 (1,000)
                                                      12  WellPoint, Inc., expiring October 2006 at USD 75                   (1,020)
                                                       9  Whirlpool Corp., expiring October 2006 at USD 80                     (855)
                                                                                                                      -------------
                                                                                                                            (63,342)
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Options Written
                                                          (Premiums Received - $103,736) - 0.0%                            (154,129)
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments, Net of Options Written
                                                          (Cost - $509,193,441*) - 104.7%                               584,268,335

                                                          Liabilities in Excess of Other Assets - (4.7%)                (26,150,437)
                                                                                                                      -------------
                                                          Net Assets - 100.0%                                         $ 558,117,898
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 519,402,898
                                                                  =============
      Gross unrealized appreciation                               $  68,981,948
      Gross unrealized depreciation                                  (4,116,511)
                                                                  -------------
      Net unrealized appreciation                                 $  64,865,437
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                    Net             Interest/
      Affiliate                                  Activity        Dividend Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series,
        LLC Cash Sweep Series I               $(17,685,608)      $     1,010,845
      BlackRock Liquidity Series,
        LLC Money Market Series               $ 11,030,750       $        18,330
      Merrill Lynch & Co., Inc.                    (37,700)      $        28,050
      PNC Financial Services
        Group, Inc.                                 (3,100)      $        16,788
      --------------------------------------------------------------------------

Master Enhanced S&P 500 Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

(c)   Convertible security.
(d)   Security, or a portion of security, is on loan.
(e)   Depositary receipts.
(f)   Represents the current yield as of September 30, 2006.
(g)   Security was purchased with the cash proceeds from securities loans.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                     Expiration          Face         Unrealized
      Contracts        Issue           Date             Value       Appreciation
      --------------------------------------------------------------------------
         160       S&P 500 Index   December 2006    $52,484,928     $  1,331,072
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: November 17, 2006


By: /s/ Donald C. Burke
    -----------------------------
    Donald C. Burke
    Chief Financial Officer
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: November 17, 2006